Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Jan. 28, 2016
Prospectus Date	Jan. 28, 2016
Mid Cap Growth Portfolio | Class A Shares
Prospectus:
Trading Symbol	MACGX
Mid Cap Growth Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPEGX
Mid Cap Growth Portfolio | Class L
Prospectus:
Trading Symbol	MSKLX
Mid Cap Growth Portfolio | Class IS
Prospectus:
Trading Symbol	MMCGX
Mid Cap Growth Portfolio | Class C
Prospectus:
Trading Symbol	MSMFX
Core Plus Fixed Income Portfolio | Class A Shares
Prospectus:
Trading Symbol	MFXAX
Core Plus Fixed Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFIX
Core Plus Fixed Income Portfolio | Class L
Prospectus:
Trading Symbol	MSIOX
Core Plus Fixed Income Portfolio | Class C
Prospectus:
Trading Symbol	MSCKX
Corporate Bond Portfolio | Class A Shares
Prospectus:
Trading Symbol	MIGAX
Corporate Bond Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFDX
Corporate Bond Portfolio | Class L Shares
Prospectus:
Trading Symbol	MGILX
Corporate Bond Portfolio | Class C
Prospectus:
Trading Symbol	MSBOX
High Yield Portfolio | Class I
Prospectus:
Trading Symbol	MSYIX
High Yield Portfolio | Class A
Prospectus:
Trading Symbol	MSYPX
High Yield Portfolio | Class L
Prospectus:
Trading Symbol	MSYLX
High Yield Portfolio | Class IS
Prospectus:
Trading Symbol	MSHYX
High Yield Portfolio | Class C
Prospectus:
Trading Symbol	MSHDX
Short Duration Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPLDX
Short Duration Income Portfolio | Class A Shares
Prospectus:
Trading Symbol	MLDAX
Short Duration Income Portfolio | Class L
Prospectus:
Trading Symbol	MSJLX
Short Duration Income Portfolio | Class C
Prospectus:
Trading Symbol	MSLDX
Strategic Income Portfolio | Class I
Prospectus:
Trading Symbol	MSIDX
Strategic Income Portfolio | Class A
Prospectus:
Trading Symbol	MSADX
Strategic Income Portfolio | Class IS
Prospectus:
Trading Symbol	MSTCX
Strategic Income Portfolio | Class C
Prospectus:
Trading Symbol	MSPDX
Global Strategist Portfolio | Class A Shares
Prospectus:
Trading Symbol	MBAAX
Global Strategist Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPBAX
Global Strategist Portfolio | Class L
Prospectus:
Trading Symbol	MSDLX
Global Strategist Portfolio | Class C
Prospectus:
Trading Symbol	MSSOX
Global Strategist Portfolio | Class IS
Prospectus:
Trading Symbol	MGPOX
Global Multi-Asset Income Portfolio | Class A
Prospectus:
Trading Symbol	MSGOX
Global Multi-Asset Income Portfolio | Class I
Prospectus:
Trading Symbol	MSGMX
Global Multi-Asset Income Portfolio | Class IS
Prospectus:
Trading Symbol	MSMUX
Global Multi-Asset Income Portfolio | Class C
Prospectus:
Trading Symbol	MSGYX